SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands		3 Months Ended
	Apr. 28, 2021	Mar. 31, 2021	Mar. 31, 2020
Subsequent Event [Line Items]
Repayment of notes payable		$ 161	$ 3,968
Subsequent Event
Subsequent Event [Line Items]
Gross cash proceeds from merger transaction	$ 608,600
Repayment of notes payable	45,400
Repayment of notes payable, portion related to accrued interest	2,700
Payment of debt prepayment penalties	$ 2,600